SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

On May 12, 2026, in light of its reported stockholders’ deficit of approximately $15.2 million as of December 31, 2025 and historical net losses, the Company received a notice of noncompliance with NYSE American continued listing standards (the “2026 Notice”) indicating that the Company was not in compliance with Section 1003(a)(ii) of the Company Guide, which requires a company to maintain stockholders’ equity of $4.0 million or more if it has reported losses from continuing operations or net losses in three of its four most recent fiscal years. In connection with the 2026 Notice, the NYSE American is not requiring that a new compliance plan be provided by the Company and the Company will continue to operate in accordance with the Compliance Plan previously accepted by NYSE American.

NOTE 17. SUBSEQUENT EVENTS

Lyocon Acquisition

On January 15, 2026 (the “Lyocon Closing Date”), the Company consummated the previously announced acquisition (the “Lyocon Acquisition”) of all of the ownership interests in Lyocon, an Italian laser-engineering and photonics company specializing in advanced laser sources, precision optical systems and customized laser platforms, from Paola Zanzola (“PZ”) and Alessandro Sala (“AS” and, together with PZ, the “Sellers”). Pursuant to a Purchase and Sale Agreement (the “Lyocon Purchase Agreement”), the Company paid $2,000,000 in consideration (the “Lyocon Consideration”) to the sellers, including (i) $750,000 in cash to the sellers on the Lyocon Closing Date, and (ii) a subordinated convertible note (the “Lyocon Convertible Note”) in the principal amount of $625,000 to each of the sellers, which bears no interest, except in the event of a default, and has a maturity date six months after the Lyocon Closing Date (the “Lyocon Convertible Note Maturity Date”). At the Lyocon Convertible Note Maturity Date, the holder of a Lyocon Convertible Note may elect to convert all or a portion of the outstanding principal amount and accrued interest into shares of the Company’s Common Stock, at a conversion price of $1.47, which equals the VWAP of the Common Stock during the 60 trading days immediately preceding the Lyocon Closing Date, adjusted for the reverse stock split. At the Lyocon Convertible Note Maturity Date, the holder of a Lyocon Convertible Note has the right to request the Company to satisfy all or a portion of the outstanding principal and accrued interest under such Lyocon Convertible Note in cash. The Company may elect to pay all or a portion of the outstanding principal amount and accrued interest under a Lyocon Convertible Note in cash in lieu of shares of Common Stock in the event the VWAP of the Common Stock during the 60 trading days immediately preceding the Lyocon Convertible Note Maturity Date is at least 30% higher than the conversion price.

Under the Lyocon Purchase Agreement, the sellers may receive an earn out payment of up to an aggregate of $1,000,000 (the “Earn-out Cap”), which would be earned over a 5-year period, with potential earn-out payments being made at the end of 2028 and the end of 2030, upon achievement of certain milestones.

The Company may provide $1,000,000 in funding to Lyocon in the form of capital contributions or other debt facility, at the Company’s election (the “Lyocon Funding”), of which $500,000 was paid on the Lyocon Closing Date, $250,000 is due within 12 months of the Lyocon Closing Date, and the remaining $250,000 is due within 24 months of the Lyocon Closing Date, but not later than December 31, 2027. In the event that the Company ceases to hold more than a 50% interest in Lyocon, any unpaid Lyocon Funding amount will become due and payable upon such loss of control of Lyocon. If the Company fails to make a Lyocon Funding payment when due, which is not remedied within 30 days from written notice thereof, the sellers will be entitled to an earn-out amount of 30% of the Earn-out Cap.

Following the Lyocon Closing Date, Lyocon is managed by a board of directors (the “Lyocon Board”) nominated by Nuburu Subsidiary; provided that PZ will be designated as a member of the Lyocon Board for an initial term of 3 years, renewable until the expiration of the five-year business plan developed by the parties. The Lyocon Board is now comprised of Dario Barisoni (Chairman and Executive Director), Alessandro Zamboni, and PZ (Executive Director). The Sellers are employed as managers of Lyocon and entitled to participate in a management equity incentive plan under which they may receive equity awards for Common Stock to be issued by the Company. Under the management equity incentive plan, (i) if the share price of Common Stock reaches $3.49 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.07% of the Company’s market cap; (ii) if the share price of Common Stock reaches $4.99 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.10% of the Company’s market cap; or (iii) if the share price of Common Stock reaches $9.98 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.15% of the Company’s market cap. The highest target achieved within 2026 determines the value of the equity award for 2026 for each Seller.

Orbit Acquisition and Amendment

As previously announced, in October of 2025, the Company entered into an agreement to acquire Orbit in tranches. Effective as of January 15, 2026, the Company closed on a second tranche of such acquisition, resulting in the Company owning approximately 22% of Orbit. The Board of Directors of Orbit has been reconstituted and is now comprised of Mr. Zamboni (Chairman and Executive Director), Mr. Barisoni, and Anthony D. Sinnott.

Subject to obtaining stockholder approval as required by NYSE American rules and the terms of the Orbit Agreement, the Company agreed to pay the non-cash portion of the Orbit Consideration in the amount of $8,750,000, by December 31, 2026, in the form of convertible preferred shares. On February 9, 2026, the parties to the Orbit Agreement entered into an amendment to issue 10,020,040 shares of Common Stock in lieu of the obligation to issue preferred shares (the “Orbit Amendment”).

Since Orbit is wholly owned by Alessandro Zamboni, the Company’s Executive Chairman and Co-Chief Executive Officer, indirectly through Vanguard, the Orbit Acquisition constitutes a related party transaction under U.S. securities laws and, as a result, the Orbit Acquisition, Orbit Agreement, and Orbit Amendment have been reviewed and approved by the Company’s independent directors and its Audit Committee.

Tekne Transaction

January 2026 Tekne Agreements

As described in Note 7, in November of 2025, the Company entered into a letter of intent with Tekne regarding (i) the establishment of the Network Contract, (ii) the acquisition of an initial 2.9% interest in Tekne, and (iii) provision of the €13,000,000 Tekne Convertible Receivable. Effective as of January 13, 2026, the Company executed definitive agreements implementing the Network Contract, its initial 2.9% investment in Tekne, and the Tekne Convertible Receivable.

Network Contract. The Network Contract has an initial term ending December 31, 2030, which will be renewed on an annual basis thereafter unless a party terminates in writing at least 30 business days prior to December 31st. The Network Contract programs currently include (i) the Americas Program, pursuant to which Tekne is granting exclusive distribution rights for Tekne’s products and solutions within the Americas to Nuburu Defense; (ii) the NATO MENA APAC Program, pursuant to which Tekne will supply its knowledge, workforce, and production and operational facilities, Nuburu Defense will provide guarantees, use its inventory purchasing hub for the purchase of receivables and bear the expenses in connection with legal, marketing, and representation activities and the establishment of regional production sites, and the parties may pursue joint ventures with local companies; and (iii) the Italy Program, which includes the joint study and proposal to Tekne’s customers of the Company's products, the adoption by Tekne of the Company's operational resilience solutions through Orbit, and the possible implementation of cooperation models similar to the ones used in the NATO MENA APAC Program for orders for Italian customers. Activities under the Network Contract will be governed by a Common Body, which is composed of two representatives from each of Tekne and the Company. The Common Body includes Mr. Zamboni and Mr. Barisoni on behalf of the Company, and Ambrogio D’Arrezzo and another individual designated by Mr. D’Arrezzo on behalf of Tekne. Decisions require unanimous agreement of the members of the Common Body. The Company may also provide consultancy services to Tekne in exchange for 8% of the actual amounts used by Tekne under the Tekne Convertible Receivable.

Interest Acquisition. The Company entered into a share transfer and shareholder convertible loan agreement (the “Tekne Purchase Agreement”), with Mr. D’Arrezzo, Carlo Ulacco, and Andrea Lodi, the shareholders of Tekne (collectively, the “Tekne Shareholders”), pursuant to which the Company obtained a 2.9% interest in Tekne from Mr. D’Arrezzo and the Company issued to Tekne the Tekne Convertible Receivable. Under the Tekne Purchase Agreement, Mr. D’Arrezzo agreed to sell a 2.9% interest in Tekne to the Company, in exchange for the issuance of a Subordinated Convertible Note in the principal amount of $1,740,000 (the “Tekne Subordinated Convertible Note”) by the Company to Mr. D’Arrezzo. The Tekne Subordinated Convertible Note may be converted into 1,394,790 shares of Common Stock at a fixed conversion price of $1.25 per share of Common Stock. The Tekne Subordinated Convertible Note has a maturity date of January 31, 2027, bears no interest except in the event of a default, and may not be repaid or redeemed in cash. The Tekne Subordinated Convertible Note may either be converted into shares of Common Stock following the receipt of the Italian government regulatory approvals required to approve the acquisition by the Company of a controlling interest in Tekne, or the Tekne Subordinated Convertible Note will be automatically extinguished upon the exercise of put and call options for the required transfer of the 2.9% interest in Tekne from the Company back to Mr. D’Arrezzo, if the required regulatory approvals are not obtained. Upon the transfer of the 2.9% interest to the Company, an Observer will be appointed to Tekne’s board of directors acceptable to the Company, Mr. Sinnott will remain as a director of Tekne, certain administrative structures will be adopted by Tekne, Tekne will evaluate the adoption of Orbit’s “operational resilience” platform, and Tekne’s financial reporting processes will be adjusted to comply with U.S. GAAP.

Tekne Convertible Receivable. Under the Tekne Purchase Agreement, the Company issued the Tekne Convertible Receivable in the amount of €13,000,000 to Tekne by depositing loaned funds in a bank account pledged by Tekne to the Company. Tekne may use the loan proceeds for certain purposes set forth in the Tekne Purchase Agreement. The Tekne Convertible Receivable has a 4% per annum interest rate and a maturity date of January 13, 2027. Tekne may prepay the Tekne Convertible Receivable in whole or in part without penalty. The Company may request and obtain full repayment of the Tekne Convertible Receivable upon the repeated use of the loan for unapproved purposes, a change of control, or a negative outcome of the Italian government Golden Power review of the Company’s anticipated acquisition of a controlling interest in Tekne. If the required Italian regulatory approvals are obtained, the Company may elect to receive newly issued shares of Tekne equal to a 25% interest in Tekne (the “Capital Increase”) in consideration for issuing the Tekne Convertible Receivable. Any early repayment of the Tekne Convertible Receivable will not reduce the amount of the Capital Increase that the Company is entitled to make. Following the Capital Increase, the Company would own a 27.9% interest in Tekne and would receive governance rights in Tekne consistent with its ownership percentage in Tekne under new by-laws adopted by Tekne.

The Network Contract, Tekne Purchase Agreement, and Tekne Subordinated Convertible Note supersede and replace all prior agreements entered into by the Tekne Shareholders and the Company with respect to the Company’s acquisition of ownership interests in Tekne.

March 2026 Tekne Letter

In a letter, dated March 19, 2026 (the “March Tekne Letter”), among the Company, Nuburu Defense and the Tekne Shareholders, the Company agreed to increase the amount of the Tekne Convertible Receivable from EUR 13,000,000 to EUR 16,692,000, which would represent a 32.1% interest in Tekne. The Company confirmed its intention to file an application to the Presidenza del Consiglio dei Ministri in accordance with the Italian Golden Power regulations (“GP Authorization”) and to make the Capital Increase of EUR 13,000,000, which would represent a 25% interest in Tekne, upon receipt of the GP Authorization. Subject to obtaining GP Authorization, the Company plans to obtain a 60% interest in Tekne from (i) the 2.9% interest obtained from Mr. D’Arrezzo in January 2026, (ii) the conversion of the Tekne Convertible Receivable into a 32.1% interest in Tekne, and (iii) the 25% interest obtained from the Capital Increase. Thereafter, the Company plans to obtain an additional 10% interest in Tekne from the Tekne Shareholders on a pro-rata basis, for EUR 6,000,000 paid in cash, which would result in the Company’s owning a 70% interest in Tekne.

Under the March Tekne Letter, the parties also agreed to (i) as part of a restructuring plan for Tekne under Italian law, a possible purchase or financial lease of an industrial complex located in the Municipality of Ortona (CH) in Contrada Villa Caldari and the development of further business lines between the Company, Nuburu Defense and Tekne, including the manufacture of mobile units for the dual-use production of drones and related components, and (ii) a spin-off from Tekne of its equity interest in Turismo Italia S.r.l. and certain vehicles. The Company, Nuburu Defense, and the Tekne Shareholders plan to negotiate in good faith and enter into definitive agreements to complete the transactions set forth in the March Tekne Letter.

Heckler & Koch AG Investment

As part of ongoing efforts to invest the Company's assets to build out its Defense and Security Platform, on February 6, 2026, we entered into a Securities Purchase Agreement (the “H&K Investment Agreement”) with Brick Lane pursuant to which we acquired from Brick Lane 295,000 shares (or approximately 0.8% of the outstanding common shares) of Heckler & Koch AG (“H&K”), a leading manufacturer of small firearms for NATO and EU countries whose shares are listed on Euronext Paris under the ticker MLHK, for an aggregate purchase price of $15,000,000, which was paid by Subordinated Convertible Note (the “H&K Investment Note”). The H&K Investment Note bears no interest except in the event of a default, has a March 19, 2027 maturity date, and is convertible for $0.756 per share, which was the closing volume-weighted average price on the day prior to the execution date of the H&K Investment Agreement, adjusted for the reverse stock split. Conversion of the note is limited in the event stockholder approval or an increase in authorized shares is required, or when conversion would result in Brick Lane and its affiliates beneficially owning more than 9.9% of our then outstanding shares of Common Stock. The H&K

Investment Note is subordinate to (i) the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, and (ii) the December 2025 YA Debenture. We are also required to file a registration statement for the resale of shares of common stock issuable upon conversion of the H&K Investment Note, which we anticipate will occur in April.

Transfer of Outstanding Preferred Stock

As part of our ongoing efforts to eliminate liabilities and return to compliance with NYSE stockholder equity requirements, on February 6, 2026, we entered into an exchange agreement with Indigo Capital, pursuant to which we agreed to issue a pre-funded warrant (the “Indigo Pre-Funded Warrants”) in exchange for the transfer of 844,938 shares of our Series A Preferred Stock held by Indigo into our treasury (the “Indigo Exchange Agreement”). The 11,176,650 number of shares of Common Stock issuable under the Indigo Pre-Funded Warrants for a nominal exercise price of $0.0005 per share was determined using the closing volume-weighted average price on the day prior to the execution date of the Indigo Exchange Agreement. In accordance with the terms of the Indigo Pre-Funded Warrants, we may not issue or sell any shares of common stock to Indigo Capital under the Indigo Pre-Funded Warrants which would result in Indigo Capital and its affiliates beneficially owning more than 4.99% of the then outstanding shares of common stock. The Indigo Pre-Funded Warrants are exercisable immediately for three years until February 6, 2029.

February 2026 Offering

On February 17, 2026, the Company consummated a best efforts public offering (the "February 2026 Offering") of an aggregate of (i) 11,699,227 shares of Common Stock of the Company, (ii) pre-funded warrants (the "February 2026 Offering Pre-Funded Warrants") to purchase up to 10,162,680 shares of Common Stock (the "February 2026 Pre-Funded Warrant Shares"), and (iii) warrants (the "February 2026 Offering Common Warrants") to purchase up to 32,792,859 shares of Common Stock ("February 2026 Offering Common Warrant Shares"). Each purchaser of Shares (or February 2026 Offering Pre-Funded Warrants in lieu of Shares) received a February 2026 Offering Common Warrant exercisable for 150% of the aggregate number of Shares (or February 2026 Offering Pre-Funded Warrants in lieu of Shares) acquired by such purchaser. The combined offering price for each share of Common Stock and February 2026 Offering Common Warrant was $0.5489, and the combined offering price for each February 2026 Offering Pre-Funded Warrant and accompanying February 2026 Offering Common Warrant was $0.5484. The February 2026 Offering Pre-Funded Warrants have an exercise price of $0.0005 per share, are exercisable immediately and expire when exercised in full. Each February 2026 Offering Common Warrant has an exercise price per share equal to $0.6587 from the issuance date until the six-month anniversary of the issuance date and $0.5489 from the six-month anniversary of the issuance date until the five-year expiration date. The February 2026 Offering Common Warrants will be exercisable immediately for up to 18,218,255 February 2026 Offering Common Warrant Shares on a first come, first serve basis, with exercises for additional amounts being subject to the Company's having a sufficient number of available authorized shares.

The net proceeds of the February 2026 Offering, after deducting the fees and expenses of the February 2026 Placement Agent (as defined and described below) and other offering expenses payable by the Company, were approximately $11,000,000. The Company intends to use the net proceeds from the February 2026 Offering to pursue its announced business plans and for working capital and general corporate purposes.

In connection with the February 2026 Offering, on February 12, 2026, the Company entered into a Securities Purchase Agreement (the "February 2026 Purchase Agreement") with institutional investors. Pursuant to the February 2026 Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock or file any registration statement or prospectus, or any amendment or supplement thereto for 60 days after the closing date of the February 2026 Offering, subject to certain exceptions. The Company agreed not to effect or enter into an agreement to effect any issuance of Common Stock or any securities convertible into or exercisable or exchangeable for shares of Common Stock involving a Variable Rate Transaction (as defined in the February 2026 Purchase Agreement) until the earlier of six months from the date of the February 2026 Purchase Agreement or the date as of which the purchasers no longer hold at least 75% of the securities acquired under the February 2026 Purchase Agreement, subject to certain exceptions. Additionally, in connection with the February 2026 Offering, each of the officers and directors of the Company entered into lock-up agreements, pursuant to which they agreed not to sell or transfer any of the Company securities they hold, subject to certain exceptions, during the 60 days following the closing of the February 2026 Offering.

The February 2026 Purchase Agreement contains customary representations, warranties, agreements, and indemnification obligations of the Company. The representations, warranties and covenants contained in the February 2026 Purchase Agreement were made only for the purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties. A holder will not have the right to exercise any portion of the February 2026 Offering Common Warrants or February 2026 Offering Pre-Funded Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% or 9.99%, as applicable, of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the February 2026 Offering Common Warrants or the February 2026 Offering Pre-Funded Warrants, respectively.

Pursuant to a Placement Agency Agreement (the "February 2026 Placement Agency Agreement") with Joseph Gunnar and Co., LLC (the "February 2026 Placement Agent"), the Company agreed to (i) pay a total cash fee equal to up to seven and a half percent (7.5%) of the aggregate gross proceeds raised in the February 2026 Offering for amounts up to and including $10,000,000, and an additional cash fee equal to six percent (6.0%) of the gross proceeds raised in the February 2026 Offering for amounts in excess of $10,000,000, (ii) reimburse for reasonable accountable and out-of-pocket expenses incurred relating to the February 2026 Offering up to $60,000, unless otherwise agreed, and (iii) issue to the February 2026 Placement Agent or its designees warrants (the "February 2026 Offering Placement Agent Warrants") to purchase up to an aggregate of 437,239 shares of Common Stock (the "Placement Agent Warrant Shares"). The February 2026 Offering Placement Agent Warrants have an exercise price of $0.6861 per share (which represents 125% of the combined public offering price per Share and accompanying February 2026 Offering Common Warrant), are exercisable beginning six months from the date of issuance and expire on the five-year anniversary of the closing date of the February 2026 Offering.

The shares of Common Stock, the February 2026 Offering Pre-Funded Warrants, the February 2026 Offering Pre-Funded Warrant Shares, the February 2026 Offering Common Warrants and a portion of the February 2026 Offering Common Warrant Shares were offered by the Company pursuant to a Registration Statement on Form S-1 filed with the SEC on February 10, 2026, under the Securities Act (File No. 333-293338), and declared effective by the SEC on February 12, 2026. The Company has agreed to maintain an effective registration statement for the resale of the initial February 2026 Offering Common Warrant Shares by investors and intends to file a registration statement in the future to register the remaining February 2026 Offering Common Warrant Shares not registered on this registration statement and the February 2026 Offering Placement Agent Warrant Shares. If at any time after the February 2026 Offering the February 2026 Offering Common Warrant Shares are not registered, a holder may exercise its February 2026 Offering Common Warrants on a cashless basis, subject to beneficial ownership limitations in the February 2026 Offering Common Warrants and the increase in available authorized shares.

February 2026 Reverse Stock Split

Trading of the Company’s Common Stock was halted by NYSE American on February 13, 2026, because the trading price dropped below NYSE American’s Minimum Trading Price of $0.10. The Company is conducting the February 2026 Reverse Stock Split immediately in order to return to compliance with the Minimum Trading Price requirement.

The February 2026 Reverse Stock Split became effective on February 27, 2026 (the “Effective Date”) after the close of market and that the Common Stock began trading on a split-adjusted basis at the commencement of trading on March 2, 2026 under the Company’s existing trading symbol “BURU.” The Common Stock was assigned a new CUSIP number, 67021W 400, in connection with the February 2026 Reverse Stock Split.

Prior to the February 2026 Reverse Stock Split, the Company had approximately 609,081,058 shares of Common Stock outstanding. After the February 2026 Reverse Stock Split, the Company has approximately 122,060,332 shares outstanding. On the Effective Date, the total number of shares of Common Stock was exchanged for the number of shares of Common Stock equal to (i) the number of issued and outstanding shares of Common Stock immediately prior to the February 2026 Reverse Stock Split, divided by (ii) 4.99, with such resulting number of shares rounded up to the nearest whole share. As a result, no fractional shares were issued in connection with the February 2026 Reverse Stock Split. Also on the Effective Date, all equity awards outstanding immediately prior to the February 2026 Reverse Stock Split were adjusted to reflect the February 2026 Reverse Stock Split.

The February 2026 Reverse Stock Split was effected pursuant to the Company’s filing of a Certificate of Amendment with the Secretary of State of the State of Delaware prior to the Effective Date. The Company is authorized to issue 900,000,000 shares of Common Stock and 50,000,000 shares of Preferred Stock. There was no change to the number of authorized shares of capital stock of the Company. The February 2026 Reverse Stock Split had no effect on the par value of the Common Stock or the Preferred Stock.

Immediately after the February 2026 Reverse Stock Split, each stockholder’s percentage ownership interest in the Company and proportional voting power was unchanged, except for minor changes and adjustments that resulted from the treatment of fractional shares. The rights and privileges of the holders of shares of Common Stock were unaffected by the February 2026 Reverse Stock Split.

Maddox Joint Venture

On February 26, 2026, the Company and Nuburu Defense entered into a Contractual Joint Venture Agreement (the “Maddox Agreement”), with Maddox, pursuant to which the Company and Maddox have established a contractual joint venture for the development of a modular, containerized, mobile additive manufacturing platform capable of producing drone components, pods, mission-critical structural parts and related components for defense and security applications (the “Maddox Program” or the “Maddox Product”).

Under the Maddox Agreement, the Maddox Program is structured in two phases. Phase I is the development phase, during which the Company will fund up to $4,000,000 (the “Development Funds”) for Maddox’s development of the first full operating container at its U.S. facility. The Company will be entitled to a governance, supervision, accounting, compliance and reporting allocation (the “Governance Allocation”) equal to 10% of the Development Funds. The Company is entitled to a total reimbursable amount (the “Reimbursable Amount”) consisting of the Development Funds actually funded and the Governance Allocation applicable to such Development Funds. During Phase I, a Steering Committee consisting of two representatives appointed by each of the Company and Maddox will supervise the execution of the Maddox Program. Decisions of the Steering Committee require majority approval and, in the event of a deadlock, the parties must follow the processes set forth in the Maddox Agreement. Phase I will continue until the Maddox Product has successfully completed factory and site acceptance testing and has been certified as market-ready by the Steering Committee.

Phase II is the commercialization phase, during which the parties will form a new entity (“NewCo”) that will be owned 60% by the Company and 40% by Maddox. NewCo will be governed by a board consisting of five members, three of whom are appointed by the Company and two of whom are appointed by Maddox. NewCo will be the exclusive commercial vehicle for sales and production of the Maddox Product. During Phase II, until the Reimbursable Amount has been fully repaid to the Company, all distributable profits of NewCo will be allocated to the Company and Maddox’s 40% equity interest in NewCo will be pledged in favor of the Company. Thereafter, distributions will be made in accordance with ownership percentages. NewCo will serve as prime contractor for U.S. and European Union (“EU”)/NATO contracts to the extent permissible; provided that, if necessary, Maddox may act as prime contractor on behalf of NewCo for U.S. contracts and the Company or Tekne S.p.A., pursuant to a technology transfer agreement with the Company, may act as prime contractor on behalf of NewCo for EU/NATO contracts. Maddox will lead commercial engagement in the U.S. and the Company will lead commercial engagement in the EU and NATO territories.

The Maddox Agreement has an initial five-year term and will automatically renew for successive one-year terms unless a party provides notice of non-renewal at least 90 days prior to the expiration of the current term. The Maddox Agreement contains customary representations, warranties, confidentiality provisions, indemnification and insurance obligations, deadlock procedures, provisions defining material breach and gross negligence by a party, and termination provisions.

Cooperation Agreement with Beryl

On March 3, 2026, Nuburu Defense entered into an International Cooperation Agreement (“Beryl Agreement”) with Tekne and Engineering Bureau Beryl LLC (“Beryl”), pursuant to which the parties will collaborate to support the deployment in Ukraine of a high-performance vehicle developed and manufactured by Tekne based on the Graelion platform, known as the “Tekne Graelion” (the “Graelion Product”). The Beryl Agreement provides a framework for the qualification, deployment, and coordinated industrial scaling of the Graelion Product in Ukraine. Tekne and Nuburu Defense are parties to the Network Contract, which is a specific form of joint-venture contractual agreement under Italian law, and this program is being entered into by Tekne and Nuburu Defense in connection with the Network Contract.

Beryl, a Ukrainian industrial company currently producing and supplying vehicles to Ukrainian military forces, is expected to verify compliance of the Graelion Product with the characteristics stated by the manufacturer, carry out mission-specific kit integration to bring the Graelion Product into conformity with the technical requirements of state customers in Ukraine, and demonstrate the Graelion Product to potential customers. Tekne will be the sole provider of the Graelion Product chassis and core technology required to operate the Graelion Product.

The Beryl Agreement provides a two-year exclusivity period during which (i) Beryl is prohibited from representing any product that competes with the Graelion Product, except for contracts entered into by Beryl prior to the effective date of the Beryl Agreement, and (ii) Tekne will not enter into negotiations with any other third party with respect to the deployment of the Graelion Product in Ukraine or development of the mission-specific kit integration of the Graelion Product. Under the Beryl Agreement, and as part of the Network Contract, Nuburu Defense and Tekne will establish a joint representative office in Kyiv to serve as the program’s operational, industrial and compliance coordination center. Under the Beryl Agreement, Nuburu Defense may provide capital, advance payments, and procurement support, enabling Tekne to acquire materials and components for the Graelion Product. Nuburu Defense and Tekne will jointly assess and determine the economic feasibility of any transaction involving the Product, including pricing, margin structure and overall program profitability thresholds.

SYME 3 Bond Subscription Agreement

On March 12, 2026, the Company entered into a Bond Subscription Agreement (the “SYME 3 Agreement”), with SYME 3, pursuant to which the Company agreed to subscribe and pay for initial bonds issued by SYME 3 in the nominal value of €5,250,000 with a maturity date in March 2029 (the “Initial Bonds”) for a subscription price of €5,250,000. SYME 3 is an affiliate of SYME. The full subscription price was paid on the issuance date by the offset of €4,824,294 in payments previously made by the Company to SYME 3 in September through November 2025 as SYME inventory advances.

SYME 3 may issue up to €30,000,000 in variable rate bonds due March 2029 (the “Bonds”), including the Initial Bonds, in order to fund inventory requirements of Tekne. The Bonds are held in dematerialized form with Euronext Securities Milan. The Bonds are obligations solely of SYME 3 and are secured by security interests in a Pegno Non Possessorio (a non-possessory pledge) under Italian law over the inventory of Tekne acquired with such funds and future receivables linked to such inventory; a pledge agreement over a bank account opened by SYME 3 entered into by SYME 3, as pledgor, and the Company, as secured creditor; and a pledge agreement over receivables and assignment of VAT receivables entered into by SYME 3, as pledgor, and the Company, as secured creditor. The Bonds accrue interest daily at a rate of 3-month Euro Interbank Offered Rate plus 7.5% per annum plus any additional margin (as provided in the SYME 3 Agreement), subject to a cap of 12% per annum, until the final maturity date in March 2029 (the “Final Maturity Date”). Interest payments are due on the 8th day of January, April, July and October, with the first payment date on July 8, 2026. Unless the Bonds are redeemed earlier, SYME 3 will redeem the Bonds at their principal amount outstanding at the Final Maturity Date. SYME 3 may redeem the Bonds early (i) at its option beginning after the first anniversary of the issuance date or (ii) in whole with 120 days’ notice without penalty on any bond payment date after the date of imposition of certain tax withholdings or deductions as set forth in the SYME 3 Agreement. The Company (or, if applicable, the representative of the bondholders, including the Company) may request mandatory redemption on a bond payment date upon giving at least 120 days’ notice prior to such bond payment date. The Bonds are freely transferable to a person or entity that qualifies as a “Professional Investor” under Italian law.